Short-term and long-term loan (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short- term loan
Short-term bank borrowings		¥ 428,490
Long-term loan
Convertible senior notes	¥ 1,762,847	¥ 1,859,896